SCHEDULE OF LOANS PAYABLE (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Loans payable – current portion	$ 8,577,774	$ 229,815
Loans payable – non-current portion		10,033,989
Total	$ 8,577,774	$ 10,263,804